Shareholders’ Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Shareholders’ Equity

Note 9– Shareholders’ Equity

A.	Ordinary shares

1.	Ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if declared.

2.	On December 22, 2017, the Company entered into an At-the-Market Equity Offering Sales Agreement (the “Stifel Sales Agreement”) with Stifel, Nicolaus & Company, Incorporated, as the Company’s sales agent (“Stifel”). Pursuant to the prospectus relating to the Company’s shelf registration statement on Form F-3 filed with the SEC on March 26, 2018 the Company may offer and sell, from time to time through Stifel, its ordinary shares having an aggregate offering price of up to $35 million. On May 15, 2020, the Company amended and restated the Sales Agreement dated December 22, 2017 between the Company and Stifel, Nicolaus & Company, Incorporated to include Cantor Fitzgerald & Co. as an additional sales agent for the Company’s “at the market offering” program. Pursuant to a prospectus supplement filed with the SEC on May 15, 2020, the Company may offer and sell up to $31.9 million of its ordinary shares. In 2020 the Company sold 136,300 ordinary shares under the ATM Program for total net proceeds of approximately $0.8 million. During February 2021, the Company sold an additional 1,541,400 ordinary shares under its ATM Program for total net proceeds of approximately $8.2 million.

3.	During February 2021, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Cantor Fitzgerald & Co. (the “Underwriter”) in connection with an underwritten public offering (the “Underwritten Public Offering”) of 2,197,803 ordinary shares (the “Firm Shares”) of the Company (the “Ordinary Shares”). The Underwriter agreed to purchase the Firm Shares from the Company at a price of $4.3258 per share. The net proceeds to the Company were approximately $9.2 million.

Under the terms of the Underwriting Agreement, the Company granted the Underwriter an option, exercisable for 30 days, to purchase up to an additional 329,670 ordinary shares at the same price per share as the Firm Shares. The Underwriter elected not to exercise its option, and the warrants expired on March 2021.

4.	On March 26, 2021, the Company entered into a new Sales Agreement with Cantor Fitzgerald & Co. and Canaccord Genuity LLC, as sales agents, pursuant to which the Company may offer and sell ordinary shares “at the market” having an aggregate offering price of up to $50.0 million from time to time through the sales agents.

5.	In November 2021, the Company issued an additional 4,500 ordinary shares to one of its consultants.

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements

Note 9– Shareholders’ Equity (Cont.)

B.	Stock-based compensation

1.	The Company has an equity-based incentive plan, the 2013 Incentive Share Option Plan (the “2013 Plan”). As of December 31, 2021, a total of 375,743 shares were reserved for issuance under the 2013 Plan. The 2013 Plan, which was adopted by the Board on September 2, 2013, and approved by the Company’s shareholders on December 30, 2013 (as was amended by the Board and the Company’s shareholders on March 30, 2015, May 11, 2015, and August 30, 2018 respectively), provides for the grant of options to purchase the ordinary shares and the issuance of restricted stock units (“RSUs”) to the Company’s officers, directors, employees, service providers and consultants. The 2013 Plan provides for such equity-based compensation under various and different tax regimes.

2.	During the year ended December 31, 2020, certain current and former office holders exercised options into 47,509 ordinary shares of the Company for total consideration of $61 thousand.

3.	During the year ended December 31, 2020, restricted stock units held by certain officers, employees and former employees vested resulting in the issuance of 2,781 ordinary shares of the Company.

4.	In March 2020, the Company granted options to purchase 67,500 ordinary shares of the Company to several employees. The options are exercisable at $4.21 per share, have a 10-year term and vest over a period of four years. The aggregate grant date fair value of such options was approximately $0.2 million.

5.	In August 2020, the Company granted options to purchase 30,000 ordinary shares of the Company to a director. The options are exercisable at $4.77 per share, have a 10-year term and vest over a period of four years. The aggregate grant date fair value of such options was approximately $0.1 million. In addition, at the Company’s annual shareholder meeting, the shareholders approved a grant of options to purchase 220,000 ordinary shares of the Company to the Company’s chief executive officer, that was granted by the Company’s board in December 2019. The options are exercisable at $5.12 per share, have a 10-year term and vest over a period of four years. The aggregate grant date fair value of such options was approximately $0.8 million.

6.	In November 2020, the Company granted options to purchase 267,500 ordinary shares of the Company to several employees. The options are exercisable at $3.33 per share, have a 10-year term and vest over a period of four years. The aggregate grant date fair value of such options was approximately $0.6 million. In addition, the Company’s board approved a grant of options to purchase 220,000 ordinary shares of the Company to Company’s chief executive officer subject to shareholders’ approval (which was obtained in August 2021). The options are exercisable at $3.33 per share, have a 10-year term and vest over a period of four years. The aggregate grant date fair value of such options was approximately $0.5 million.

7.	During February 2021, certain office holders exercised options into 18,736 Ordinary shares of the Company for a total amount of less than $1 thousand.

8.	In March 2021, the Company granted options to purchase 45,000 ordinary shares of the Company to an employee and a consultant. The options are exercisable at $4.16 per share, have a 10-year term and vest over a period of four years. The aggregate grant date fair value of such options was approximately $0.1 million.

9.	In July, 2021, the Company granted options to purchase 100,000 ordinary shares of the Company to its non-management directors subject to shareholders’ approval (which was obtained in August 2021). The options are exercisable at $3.10 per share, have a 10-year term and vest over a period of three years. The aggregate grant date fair value of such options was approximately $0.2 million.

10.	In August, 2021, the Company granted options to purchase 37,500 ordinary shares of the Company to certain service providers. The options are exercisable at $2.83 per share, have a 10-year term and vest over a period of three years. The aggregate grant date fair value of such options was approximately $0.01 million.

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements

Note 9– Shareholders’ Equity (Cont.)

B.	Stock-based compensation (Cont.)

7.	A summary of the status of the Company’s option plans as of December 31, 2021 and 2020 and changes during the years then ended are presented below:

	2021		2020
		Weighted		Weighted
	Number of	average	Number of	average
	share options	exercise price	share options	exercise price
Options outstanding at beginning of year	2,723,011	$5.70	2,393,715	$6.12
Granted	402,500	$3.32	585,000	$4.18
Forfeited	(253,100)	$5.25	(208,195)	$7.49
Exercised	(18,736)	$0.01	(47,509)	$1.27
Outstanding at end of year	2,853,675	$5.42	2,723,011	$5.70
Options exercisable at year end	$2,027,431	$5.67	1,754,261	$5.42

The following assumptions were used for the fiscal year 2021, 2020 and 2019 grants:

-	dividend yield of 0.00% for all periods.

-	risk-free interest rate between 0.42% and 2.35%for the fiscal year 2019, 0.42% and 0.74% for the fiscal year 2020 and 0.80% and 1.34% for the fiscal year 2021.

-	an expected life between 5 and 6.25 years for all periods.

-	and a volatility rate ranging between 87% and 95% for the fiscal year 2019; and 83% and 88% for the fiscal year 2020 and 64% and 81% for the fiscal year 2021.

As of December 31, 2021, and 2020, the weighted-average remaining contractual term of the outstanding options, excluding the 38,637 options granted in 2002 that have no expiration date, is 5.90 and 6.60 years, respectively.

The weighted average grant date fair value of the options granted during the years ended December 31, 2021, 2020 and 2019 is $2.19, $2.76, and $4.85 respectively.

As of December 31, 2021, a total of the 333,532 outstanding and exercisable options are “in the money” with aggregate intrinsic value of $0.6 million; while as of December 31, 2020 a total of 390,905 outstanding and exercisable options were “in the money” with aggregate intrinsic value of $1.1 million.

The unrecognized compensation expense calculated under the fair-value method for stock options expected to vest as of December 31, 2021, 2020 and 2019 is approximately $3.4 million, $4.0 million, and $5.5 million, respectively, and is expected to be recognized over a weighted-average period of 1.75 years, 2.9 years and 3.1 years, respectively.

For the years ended 2021, 2020 and 2019, the Company recorded a total of $1.9 million, $2.1 million, and $2.2 million of stock-based compensation expenses, in connection with the above-mentioned options.

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements

Note 9– Shareholders’ Equity (Cont.)

B.	Stock-based compensation (Cont.)

During 2016, the Company issued a total of 78,750 restricted stock units (“RSU”). Upon vesting, each RSU will settle by the issuance of one ordinary share. The RSUs vest over four years. As of December 31, 2021, a total of 59,528 ordinary shares were issued upon vesting and there are no outstanding RSUs., For the years 2021, 2020 and 2019, with respect to the above-mentioned RSUs, the Company recorded stock-based compensation expenses in the amount of $0, $5 thousand and $70 thousand, respectively. All of the above-mentioned stock-based compensation expenses are recorded under general and administrative expenses. as of December 31, 2021, there are no outstanding RSU’s and unrecognized compensation expense.